CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 438,608	$ 69,189	¥ 542,076
Restricted cash	809	128	808
Short-term investments	196,853	31,053	260,245
Inventories, net	79	12	240
Loan receivables, net	26,788	4,226	99,965
Prepayments and other current assets	55,135	8,697	77,679
Amounts due from related parties	640	101	6,061
Total current assets	718,912	113,406	987,074
Non-current assets:
Property, equipment and software, net	7,702	1,215	10,780
Intangible assets, net	89,822	14,169	426,005
Goodwill	63,460	10,011	186,504
Investments	72,120	11,377	66,382
Other non-current assets	214,964	33,910	163,111
Total non-current assets	448,068	70,682	852,782
Total assets	1,166,980	184,088	1,839,856
Current liabilities
Short-term borrowings	10,064	1,588	0
Accounts payable	17,950	2,832	19,938
Salaries and welfare payable	12,311	1,942	4,349
Advances from customers	901	142	77
Taxes payable	3,265	515	1,558
Amounts due to related parties	4,694	740	6,234
Accruals and other current liabilities (including accruals and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB258,077 and RMB217,527 as of March 31, 2021 and 2022, respectively. Note 1)	272,638	43,009	333,127
Total current liabilities	321,823	50,768	365,283
Non-current liabilities:
Deferred tax liabilities	12,112	1,911	17,526
Other non-current liabilities	890	140	2,151
Total non-current liabilities	13,002	2,051	19,677
Total liabilities	334,825	52,819	384,960
Commitments and contingencies (Note 21)
SHAREHOLDERS' EQUITY
Treasury stock (US$0.00001 par value; 216,972,050 and 242,616,100 shares as of March 31, 2021 and 2022, respectively)	(136,113)	(21,471)	(126,424)
Additional paid-in capital	9,471,101	1,494,029	9,458,643
Statutory reserves	3,331	525	3,331
Accumulated other comprehensive income	69,016	10,887	97,145
Accumulated deficit	(8,617,780)	(1,359,421)	(7,977,980)
Total MOGU Inc. shareholders' equity	789,736	124,578	1,454,896
Non-controlling interests	42,419	6,691	0
Total shareholders' equity	832,155	131,269	1,454,896
Total liabilities and shareholders' equity	1,166,980	184,088	1,839,856
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	165	26	165
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 16	$ 3	¥ 16